UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ader Investment Management LLC
Address:  1370 Sixth Avenue, 28/th/ Floor, New York, NY 10019


Form 13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason Ader
Title:    Portfolio Manager
Phone:    212-445-7800

Signature, Place, and Date of Signing:

        /s/ Jason Ader                New York, NY            November 14, 2011
        --------------                ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           26
                                         -----------

Form 13F Information Table Value Total:  $    24,911
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Apple Inc                       COM       037833100          910        2,386  SH         SOLE        NONE         2,386
Accenture PLC                   COM                          910       17,272  SH         SOLE        NONE        17,272
Bed Bath & Beyond Inc           COM       075896100          894       15,608  SH         SOLE        NONE        15,608
Abercrombie & Fitch Co          COM       002896207          914       14,848  SH         SOLE        NONE        14,848
Apollo Group Inc                COM       037604105          919       23,210  SH         SOLE        NONE        23,210
Activision Blizzard Inc         COM       00507V109          898       75,488  SH         SOLE        NONE        75,488
Buffalo Wild Wings Inc          COM       119848109          903       15,099  SH         SOLE        NONE        15,099
Cadence Design Systems Inc      COM       127387108          920       99,618  SH         SOLE        NONE        99,618
Costco Wholesale Corp           COM       22160K105          927       11,281  SH         SOLE        NONE        11,281
Expedia Inc                     COM       30212P105          903       35,084  SH         SOLE        NONE        35,084
Dell Inc                        COM       24702R101          904       63,932  SH         SOLE        NONE        63,932
DSW Inc                         COM       23334L102          896       19,397  SH         SOLE        NONE        19,397
Foot Locker Inc                 COM       344849104          904       45,019  SH         SOLE        NONE        45,019
IAC/InterActiveCorp             COM       44919P508          933       23,586  SH         SOLE        NONE        23,586
Microsoft Corp                  COM       594918104          918       36,873  SH         SOLE        NONE        36,873
McGraw-Hill Cos Inc/The         COM       580645109          902       22,009  SH         SOLE        NONE        22,009
Men's Wearhouse Inc/The         COM       587118100          904       34,651  SH         SOLE        NONE        34,651
Polaris Industries Inc          COM       731068102          932       18,650  SH         SOLE        NONE        18,650
NCR Corp                        COM       62886E108          914       54,121  SH         SOLE        NONE        54,121
Scientific Games Corp           COM       80874P109        1,339      188,043  SH         SOLE        NONE       188,043
TiVo Inc                        COM       888706108          912       97,631  SH         SOLE        NONE        97,631
RF Micro Devices Inc            COM       749941100          913      144,072  SH         SOLE        NONE       144,072
SanDisk Corp                    COM       80004C101          888       22,007  SH         SOLE        NONE        22,007
eBay Inc                        COM       278642103          901       30,564  SH         SOLE        NONE        30,564
Western Liberty Bancorp         COM       961443108        1,061      400,367  SH         SOLE        NONE       400,367
India Hospitality Corp          COM       B40Z3X6GB        1,592    8,846,428  SH         SOLE        NONE     8,846,428